Financial instruments - Derivative Financial Instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Disclosure of financial assets [line items]
Loans and borrowings	€ 2,198.3	€ 1,736.3
Borrowings	2,227.4	1,758.8
Gross amount of financial instruments as presented upon balance sheet	20.2	22.7
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	10.8	22.7
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	9.4	0.0
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	27.9	125.0
Related financial instruments that are offset	10.8	22.7
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	17.1	102.3
Derivative financial instruments | Cash flow hedges | Cross currency interest rate swap
Disclosure of financial assets [line items]
Notional amount	827.8		€ 827.8
Change in fair value of outstanding hedging instruments	€ 68.9	€ (71.0)
Weighted average hedged rate for the year	111.00%	111.00%
EUR/USD | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 17.5	€ (21.9)
Notional amount	343.6	249.0
Change in fair value of outstanding hedging instruments	€ (26.3)	€ (20.6)
Weighted average hedged rate for the year	120.00%	113.00%
GBP/USD | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 1.2	€ (3.7)
Notional amount	58.4	53.5
Change in fair value of outstanding hedging instruments	€ (0.5)	€ (2.0)
Weighted average hedged rate for the year	138.00%	128.00%
GBP/EUR | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ (6.7)	€ 1.4
Notional amount	244.7	159.0
Change in fair value of outstanding hedging instruments	€ 12.0	€ 8.5
Weighted average hedged rate for the year	115.00%	112.00%
SEKEUR | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 0.5	€ (4.0)
Notional amount	70.4	77.3
Change in fair value of outstanding hedging instruments	€ (0.9)	€ (4.2)
Weighted average hedged rate for the year	10.00%	9.00%
Other currencies | Derivative financial instruments | Foreign exchange forward contract
Disclosure of financial assets [line items]
Carrying amount of forward currency contracts	€ 0.3	€ (0.5)
Notional amount	96.4	16.8
Change in fair value of outstanding hedging instruments	€ 0.6	€ 0.8
Weighted average hedged rate for the year	0.00%	21.00%
Deferred Financing Costs [Member]
Disclosure of financial assets [line items]
Loans and borrowings	€ 9.4	€ 6.9